NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS	12 Months Ended
Jun. 30, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS	NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS

New standards, amendments to standards and interpretations effective for the year ended 30 June 2025
During the financial year, the following new and revised accounting standards, amendments to standards and new interpretations were adopted by the Group:
Classification of liabilities as current or non-current (Amendments to IAS 1 Presentation of Financial Statements)
(Effective 1 July 2024)
To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB has amended IAS 1 as follows:
Right to defer settlement must have substance
Under existing IAS 1 requirements, companies classify a liability as current when they do not have an unconditional right to defer settlement of the liability for at least twelve months after the end of the reporting period.
As part of its amendments, the IASB has removed the requirement for a right to be unconditional and instead, now requires that a right to defer settlement must have substance and exist at the end of the reporting period.
Classification of debt may change
A company classifies a liability as non-current if it has a right to defer settlement for at least twelve months after the reporting period. The IASB has now clarified that a right to defer exists only if the company complies with conditions specified in the loan agreement at the end of the reporting period, even if the lender does not test compliance until a later date.
The amendment did not have a significant impact on the Group.
Amendment - Non-current liabilities with covenants (Amendment to IAS 1) (Effective 1 July 2024)
Subsequent to the release of amendments to IAS 1 Classification of Liabilities as Current or Non-Current, the IASB amended
IAS 1 further in October 2022.
If an entity’s right to defer is subject to the entity complying with specified conditions, such conditions affect whether that right exists at the end of the reporting period, if the entity is required to comply with the condition on or before the end of the reporting period and not if the entity is required to comply with the conditions after the reporting period.
The amendments also provide clarification on the meaning of ‘settlement’ for the purpose of classifying a liability as current or non-current.
The amendment did not have a significant impact on the Group.
New standards, amendments to standards and interpretations not yet effective
At the date of authorisation of these consolidated financial statements, the following relevant standards, amendments to standards and interpretations that may be applicable to the business of the Group were in issue but not yet effective and may therefore have an impact on future consolidated financial statements. These new standards, amendments to standards and interpretations will be adopted at their effective dates.
Annual improvements to IFRS Accounting Standards
Annual improvements are limited to changes that either clarify the wording in an IFRS Accounting Standard, or correct relatively minor unintended consequences, oversights or conflicts between requirements of the Accounting Standards. The proposed improvements are packaged together in one document. This cycle of annual improvements addresses the following:
•Hedge Accounting by a First-time Adopter (Amendments to IFRS 1 First-time Adoption of International Financial Reporting
Standards)
•Disclosure of Deferred Difference between Fair Value and Transaction Price (Amendments to Guidance on implementing
IFRS 7)
•Gain or Loss on Derecognition (Amendments to IFRS 7)
•Introduction and Credit Risk Disclosures (Amendments to Guidance on implementing IFRS 7)
•Derecognition of Lease Liabilities (Amendments to IFRS 9)
•Transaction Price (Amendments to IFRS 9)
•Determination of a ‘De Facto Agent’ (Amendments to IFRS10)
•Cost Method (Amendments to IAS 7).
The amendment is not expected to have a significant impact on the Group.

3NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS continued

New standards, amendments to standards and interpretations not yet effective continued
Amendment - Classification and measurement of financial instruments (IFRS 9 and IFRS 7) (Effective 1 July 2026)
In response to matters that had been raised to the IFRS Interpretations Committee as well as matters that arose during the post-
implementation review of classification and measurement requirements of IFRS 9 Financial Instruments, in May 2024, the IASB
issued Amendments to the Classification and Measurement of Financial Instruments. The Amendments modify the following requirements in IFRS 9 and IFRS 7:
Derecognition of financial liabilities
•Derecognition of financial liabilities settled through electronic transfers
Classification of financial assets
•Elements of interest in a basic lending arrangement (the solely payments of principle and interest assessment – ‘SPPI test’)
•Contractual terms that change the timing or amount of contractual cash flows
•Financial assets with non-recourse features
Disclosures
•Investments in equity instruments designated at fair value through other comprehensive income
•Contractual terms that could change the timing or amount of contractual cash flows
The Amendments permit an entity to early adopt only the amendments related to the classification of financial assets and the related disclosures and apply the remaining amendments later. This would be particularly useful to entities that wish to apply the
Amendments early for financial instruments with ESG (Environmental, Social and Governance)-linked or similar features.
The impact on the financial statements is still being assessed.
IFRS 18 Presentation and disclosure in financial statements (Effective 1 July 2027)
IFRS 18 Presentation and Disclosure in Financial Statements replaces IAS 1 Presentation of Financial Statements. IFRS 18,
which was published by the IASB on April 9, 2024, sets out significant new requirements for how financial statements are presented with particular focus on:
•The statement of profit or loss, including requirements for mandatory sub-totals to be presented.
•Aggregation and disaggregation of information, including the introduction of overall principles for how information should be aggregated and disaggregated in financial statements.
•Disclosures related to management-defined performance measures ("MPMs"), which are measures of financial performance based on a total or sub-total required by IFRS with adjustments made (e.g. ‘adjusted profit or loss’).
Entities will be required to disclose MPMs in the financial statements with disclosures, including reconciliations of
MPMs to the nearest total or sub-total calculated in accordance with IFRS.
IFRS 18 is expected to have a significant impact on the presentation of the Consolidated Statement of Profit or Loss and Other
Comprehensive and the extent of the impact is currently being assessed and will be reported on in the following reporting years.